UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_9/30/01________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  10/29/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 190

Form 13F Information Table Value Total: $  163,592
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104        9     2500 SH       SOLE                     2500
                                                                79    21134 SH       OTHER   1,2,3                    21134
AT & T Corp                    COM              001957109       47     2450 SH       SOLE                     2450
                                                               181     9375 SH       OTHER                             9375
Abbott Laboratories            COM              002824100      155     2995 SH       SOLE                     2995
                                                               657    12680 SH       OTHER   1,2,3                    12680
Aetna U.S. Healthcare          COM              00817Y108      249     8618 SH       SOLE                     8618
                                                               679    23490 SH       OTHER   1,2,3                    23490
Agilent Techologies            COM              00846U101       70     3591 SH       SOLE                     3591
                                                               274    14025 SH       OTHER   1,2,3                    14025
Albertsons Inc                 COM              013104104      167     5225 SH       SOLE                     5225
                                                               287     9000 SH       OTHER   1,2,3                     9000
Allstate Corp                  COM              020002101       67     1800 SH       SOLE                     1800
                                                               678    18156 SH       OTHER   1,2,3                    18156
Amer. Home Products            COM              026609107      746    12800 SH       OTHER                            12800
Amer. Int'l Group              COM              026874107       86     1106 SH       SOLE                     1106
                                                              2351    30138 SH       OTHER   1,2,3                    30138
AmerisourceBergen Corp         COM              03073E105      355     5000 SH       OTHER   1,2,3                     5000
Amgen Inc                      COM              031162100      192     3260 SH       SOLE                     3260
                                                               235     4000 SH       OTHER   1,2,3                     4000
Analog Devices                 COM              032654105      683    20875 SH       OTHER   1,2,3                    20875
Andersons Inc                  COM              034164103      230    26300 SH       OTHER   1,2,3                    26300
Anheuser-Busch                 COM              035229103       34      800 SH       SOLE                      800
                                                               503    12000 SH       OTHER                            12000
Avnet Inc                      COM              053807103        9      522 SH       SOLE                      522
                                                               603    33153 SH       OTHER   1,2,3                    33153
BMC Software Inc               COM              055921100       51     4020 SH       SOLE                     4020
                                                               546    43000 SH       OTHER   1,2,3                    43000
BN Santa Fe Corp               COM              12189T104      181     6755 SH       SOLE                     6755
                                                               257     9605 SH       OTHER   1,2,3                     9605
Bank Amer Corp                 COM              060505104      269     4600 SH       SOLE                     4600
                                                               748    12810 SH       OTHER   1,2,3                    12810
Bank One Corp                  COM              06423A103       45     1427 SH       SOLE                     1427
                                                              1967    62519 SH       OTHER   1,2,3                    62519
Benchmark Elect.               COM              08160H101       23     1400 SH       SOLE                     1400
                                                              2075   125600 SH       OTHER   1,2,3                   125600
Blyth Inc                      COM              09643P108      303    15224 SH       OTHER   1,2,3                    15224
Bristol Myers Squibb           COM              110122108       49      890 SH       SOLE                      890
                                                               691    12444 SH       OTHER   1,2,3                    12444
Brunswick Corp                 COM              117043109      236    14300 SH       SOLE                    14300
                                                               386    23440 SH       OTHER   1,2,3                    23440
Chevron Corp                   COM              166751107       21      250 SH       SOLE                      250
                                                               576     6800 SH       OTHER                             6800
Cisco Systems Inc              COM              17275R102       87     7180 SH       SOLE                     7180
                                                              2833   232602 SH       OTHER   1,2,3                   232602
Citigroup Inc                  COM              172967101       11      275 SH       SOLE                      275
                                                               911    22500 SH       OTHER                            22500
Coastal Bancorp Inc            COM              19041P105     9514   269520 SH       OTHER   1,2,3                   269520
Coca Cola Co                   COM              191216100     1405    29992 SH       SOLE                    29992
                                                              2741    58500 SH       OTHER                            58500
Compaq Computer                COM              204493100      117    14105 SH       SOLE                    14105
                                                               522    62835 SH       OTHER   1,2,3                    62835
Conagra Foods Inc              COM              205887102      187     8340 SH       SOLE                     8340
                                                              1042    46400 SH       OTHER   1,2,3                    46400
Conoco Inc Cl B                COM              208251405       35     1369 SH       SOLE                     1369
                                                              8293   327260 SH       OTHER   1,2,3                   327260
Cooper Cameron Corp            COM              216640102      246     7500 SH       OTHER   1,2,3                     7500
Cooper Tire & Rubber           COM              216831107       50     3480 SH       SOLE                     3480
                                                              1067    74900 SH       OTHER   1,2,3                    74900
Costco Wholesale               COM              22160K105      533    15000 SH       OTHER   1,2,3                    15000
Diamond Offshore Dri           COM              25271C102      107     4251 SH       SOLE                     4251
                                                               712    28250 SH       OTHER   1,2,3                    28250
Disney                         COM              254687106       34     1800 SH       SOLE                     1800
                                                               469    25200 SH       OTHER   1,2,3                    25200
Du Pont                        COM              263534109      103     2750 SH       SOLE                     2750
                                                              5256   140072 SH       OTHER   1,2,3                   140072
ENSCO International Inc        COM              26874Q100      223    15279 SH       SOLE                    15279
                                                               742    50745 SH       OTHER   1,2,3                    50745
Electronic Data Sys            COM              285661104       40      700 SH       SOLE                      700
                                                              2246    39000 SH       OTHER   1,2,3                    39000
Enron Corp                     COM              293561106      553    20304 SH       OTHER   1,2,3                    20304
Exxon Mobil                    COM              30231G102      814    20662 SH       SOLE                    20662
                                                              1434    36400 SH       OTHER   1,2,3                    36400
FNMA                           COM              313586109       16      200 SH       SOLE                      200
                                                               801    10000 SH       OTHER                            10000
Fifth Third Bancorp            COM              316773100      892    14509 SH       SOLE                    14509
First Data Corp                COM              319963104      379     6500 SH       OTHER                             6500
Ford Motor Co Del Com Par $.01 COM              345370860      292    16838 SH       OTHER                            16838
General Electric Co            COM              369604103      223     6000 SH       SOLE                     6000
                                                              3409    91640 SH       OTHER                            91640
Georgia Pac. Timber Grp        COM              373298702      746    20583 SH       SOLE                    20583
Georgia Pacific Corp           COM              373298108     1256    43641 SH       SOLE                    43641
Gillette Co                    COM              375766102      417    14000 SH       OTHER                            14000
HCA - The Healthcare           COM              404119109       18      400 SH       SOLE                      400
                                                              1607    36259 SH       OTHER   1,2,3                    36259
Halliburton Co                 COM              406216101      379    16800 SH       OTHER   1,2,3                    16800
Heinz H J Co                   COM              423074103       37      875 SH       SOLE                      875
                                                               623    14775 SH       OTHER   1,2,3                    14775
Helmerich & Payne Inc          COM              423452101      236     9025 SH       SOLE                     9025
                                                               787    30140 SH       OTHER   1,2,3                    30140
Hershey Foods Corp             COM              427866108       44      670 SH       SOLE                      670
                                                              1098    16800 SH       OTHER   1,2,3                    16800
Hewlett-Packard Co             COM              428236103       47     2900 SH       SOLE                     2900
                                                              1319    82200 SH       OTHER   1,2,3                    82200
Hlth Mgt Assoc Inc Cl A        COM              421933102      473    22775 SH       OTHER                            22775
Home Depot Inc                 COM              437076102       43     1125 SH       SOLE                     1125
                                                              3130    81584 SH       OTHER   1,2,3                    81584
IBM                            COM              459200101       12      131 SH       SOLE                      131
                                                               761     8300 SH       OTHER   1,2,3                     8300
Intel Corp                     COM              458140100       82     4000 SH       SOLE                     4000
                                                              3397   166180 SH       OTHER   1,2,3                   166180
J P Morgan Chase               COM              46625H100       23      663 SH       SOLE                      663
                                                               512    15000 SH       OTHER                            15000
JDS Uniphase Corp              COM              46612J101       32     5080 SH       SOLE                     5080
                                                               731   115740 SH       OTHER   1,2,3                   115740
Johnson & Johnson              COM              478160104      185     3345 SH       SOLE                     3345
                                                              4241    76555 SH       OTHER   1,2,3                    76555
Johnson Controls Inc           COM              478366107       94     1440 SH       SOLE                     1440
                                                               228     3500 SH       OTHER                             3500
Kellogg Co                     COM              487836108      240     8000 SH       OTHER                             8000
Kemet Corp                     COM              488360108      313    19000 SH       OTHER   1,2,3                    19000
Lucent Technologies            COM              549463107       12     2128 SH       SOLE                     2128
                                                                55     9620 SH       OTHER                             9620
MLP Mesabi Tt Ctf Ben Int Ltd  COM              590672101      941   336000 SH       OTHER   1,2,3                   336000
Marsh & McLennan Cos Inc       COM              571748102      533     5510 SH       OTHER                             5510
May Department Stores Co       COM              577778103      226     7800 SH       OTHER                             7800
McDonalds Corp                 COM              580135101      116     4260 SH       SOLE                     4260
                                                              1303    48000 SH       OTHER   1,2,3                    48000
Merck & Co Inc                 COM              589331107      179     2690 SH       SOLE                     2690
                                                              4980    74774 SH       OTHER   1,2,3                    74774
Microsoft Corp                 COM              594918104      196     3829 SH       SOLE                     3829
                                                              4707    91980 SH       OTHER   1,2,3                    91980
Morgan Stanley                 COM              617446448      249     5365 SH       SOLE                     5365
                                                              1259    27165 SH       OTHER   1,2,3                    27165
Motorola Inc                   COM              620076109       64     4080 SH       SOLE                     4080
                                                               103     6600 SH       OTHER                             6600
Nabors Ind Inc                 COM              629568106       51     2430 SH       SOLE                     2430
                                                               821    39130 SH       OTHER   1,2,3                    39130
Nasdaq-100 Trust               COM              631100104     1533    52900 SH       SOLE                     8900    44000
                                                              4521   156000 SH       OTHER   1,2,3                   156000
National Semiconductor Corp    COM              637640103       81     3700 SH       SOLE                     3700
                                                               132     6000 SH       OTHER                             6000
Nextel Comm Cl A               COM              65332V103      104    12000 SH       OTHER   1,2,3                    12000
Nike, Inc Cl B                 COM              654106103       47     1000 SH       SOLE                     1000
                                                               786    16800 SH       OTHER   1,2,3                    16800
Norfolk Southern               COM              655844108      329    20400 SH       OTHER   1,2,3                    20400
Oracle Corp                    COM              68389X105      352    28000 SH       OTHER                            28000
Palm Inc                       COM              696642107        1     1005 SH       SOLE                     1005
                                                                45    31000 SH       OTHER   1,2,3                    31000
PepsiCo Inc                    COM              713448108     1213    25000 SH       OTHER                            25000
Pfizer Inc                     COM              717081103      122     3035 SH       SOLE                     3035
                                                              5548   138350 SH       OTHER   1,2,3                   138350
Phelps Dodge Corp.             COM              717265102       39     1400 SH       SOLE                     1400
                                                               440    16000 SH       OTHER   1,2,3                    16000
Philip Morris Co Inc           COM              718154107       13      260 SH       SOLE                      260
                                                              2166    44850 SH       OTHER                            44850
Precision Drilling Corp        COM              74022D100      275    13022 SH       SOLE                    13022
                                                              2262   107121 SH       OTHER   1,2,3                   107121
Proctor & Gamble Co            COM              742718109     1150    15800 SH       OTHER                            15800
SBC Communications             COM              78387G103      194     4119 SH       SOLE                     4119
                                                               791    16784 SH       OTHER   1,2,3                    16784
Schering-Plough Corp           COM              806605101      227     6115 SH       SOLE                     6115
                                                               521    14030 SH       OTHER   1,2,3                    14030
Schlumberger Ltd               COM              806857108      133     2900 SH       SOLE                     2900
                                                              3400    74400 SH       OTHER   1,2,3                    74400
Sears Roebuck & Co             COM              812387108       60     1720 SH       SOLE                     1720
                                                               339     9800 SH       OTHER   1,2,3                     9800
Sherwin-Williams Co            COM              824348106       41     1832 SH       SOLE                     1832
                                                               311    14000 SH       OTHER   1,2,3                    14000
Sky Financial Group            COM              83080P103      783    39342 SH       SOLE                    39342
                                                             17229   865801 SH       OTHER   1,2,3                   865801
Smith International            COM              832110100      273     7500 SH       OTHER   1,2,3                     7500
Software Spectrum Inc          COM              833960107        7      640 SH       SOLE                      640
                                                               772    70750 SH       OTHER   1,2,3                    70750
Solectron Corp                 COM              834182107      102     8760 SH       SOLE                     8760
                                                               562    48200 SH       OTHER   1,2,3                    48200
Southwest Airlines Co          COM              844741108       47     3149 SH       SOLE                     3149
                                                               839    56531 SH       OTHER   1,2,3                    56531
TXU Corp                       COM              873168108      260     5616 SH       SOLE                     5616
Texaco Inc                     COM              881694103      119     1825 SH       SOLE                     1825
                                                              2038    31360 SH       OTHER   1,2,3                    31360
The Dow Chemical Co            COM              260543103       74     2250 SH       SOLE                     2250
                                                               197     6000 SH       OTHER                             6000
Transocean Sedco               COM              G90078109       69     2610 SH       SOLE                     2610
                                                               409    15491 SH       OTHER   1,2,3                    15491
Trinity Industries Inc         COM              896522109      846    39067 SH       OTHER   1,2,3                    39067
USX-Marathon Group             COM              902905827       13      500 SH       SOLE                      500
                                                              1257    46980 SH       OTHER   1,2,3                    46980
Unumprovident Corp             COM              91529Y106      314    12444 SH       OTHER   1,2,3                    12444
Vignette Corp                  COM              926734104       64    17980 SH       SOLE                    17980
Vishay Intertechnology Inc     COM              928298108      124     6755 SH       SOLE                     6755
                                                               253    13760 SH       OTHER   1,2,3                    13760
Visteon Corp                   COM              92839U107      234    18385 SH       SOLE                    18385
                                                               409    32055 SH       OTHER   1,2,3                    32055
Wal-Mart Stores Inc            COM              931142103       99     2000 SH       SOLE                     2000
                                                              1861    37600 SH       OTHER   1,2,3                    37600
Walgreen Co                    COM              931422109      936    27200 SH       OTHER                            27200
Worldcom Inc                   COM              98157D106       57     3780 SH       SOLE                     3780
                                                               842    56000 SH       OTHER   1,2,3                    56000
FITB Put $55.00 02/16/02       PUT              3167739NK       36    14400 SH  PUT  SOLE                    14400